Impairment Reversal (Charge) - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		$ (12.2)	$ 455.5
West Wood CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 462.3
Discount rate		0.055